CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Net sales	$ 1,738	$ 1,935	$ 1,915	$ 1,536	$ 1,593	$ 1,454	$ 1,434	$ 1,507	$ 7,124	$ 5,988	$ 4,782
Operating costs and expenses:
Cost of materials and other (exclusive of depreciation and amortization shown below)	1,388	1,556	1,560	1,179	1,366	1,149	1,229	1,209	5,683	4,953	3,867
Direct operating expenses (exclusive of depreciation and amortization shown below)	127	120	140	130	131	140	121	124	517	516	503
Depreciation and amortization									263	247	220
Cost of sales									6,463	5,716	4,590
Selling, general and administrative expenses									112	113	110
Depreciation and amortization									11	11	9
Loss on asset disposals									6	3	1
Operating income	124	164	108	136	(4)	72	(7)	84	532	145	72
Other income (expense):
Interest expense, net									(102)	(109)	(83)
Other income, net									15	2	2
Income (loss) before income taxes									445	38	(9)
Income tax expense (benefit)									79	(220)	(19)
Net income	95	108	70	93	210	35	(28)	41	366	258	10
Less: Net income (loss) attributable to noncontrolling interest	22	28	24	33	(10)	1	(10)	14	107	(5)	(15)
Net income attributable to CVR Energy stockholders	$ 73	$ 80	$ 46	$ 60	$ 220	$ 34	$ (18)	$ 27	$ 259	$ 263	$ 25
Basic and diluted earnings per share (in dollars per share)	$ 0.73	$ 0.84	$ 0.53	$ 0.69	$ 2.53	$ 0.39	$ (0.21)	$ 0.31	$ 2.80	$ 3.03	$ 0.29
Dividends declared per share (in dollars per share)	$ 0.75	$ 0.75	$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 2.5	$ 2	$ 2
Weighted-average common shares outstanding:
Basic and Diluted (in shares)	100.6	95.8	86.8	86.8	86.8	86.8	86.8	86.8	92.5	86.8	86.8